Government Loan Payable (Details Narrative) - Canadian Emergency Business Account Program [Member]	Apr. 23, 2020 CAD ($)
Statement Line Items [Line Items]
Proceeds from loan	$ 40,000
Maturity	The CEBA Loan has a maturity date of December 31, 2022 and may be extended to December 31, 2025. The CEBA Loan is unsecured, non-revolving and non-interest bearing prior to December 31, 2022.
Interest rate	5.00%
Loan repayment, description	If at least 75% of the CEBA Loan is repaid prior to December 31, 2022, the remaining balance of the CEBA Loan will be forgiven.